Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,645,000
Previously Paid Amount	0.00
Total Fee Amount	503.37
Total Offset Amount	0.00
Net Fee	503.37
Narrative - Max Aggregate Offering Price	$ 3,645,000
Final Prospectus	true